Concentration of Risks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration of Risks (Details) [Line Items]
Total cash and cash equivalents and restricted cash of continuing operations (in Dollars)	$ 11,337	$ 6,328	$ 3,081
Aggregate amount of cash and cash equivalents and restricted cash (in Dollars)	1,930	1,443
Financial institutions deposit (in Dollars)	$ 9,407	$ 4,885
Concentration risk percentage	30.05%
Revenue from Rights Concentration Risk [Member]
Concentration of Risks (Details) [Line Items]
Concentration risk percentage	86.40%	87.80%	88.20%
Revenue from Rights Concentration Risk [Member] | Product concentration and geography concentration risks [Member]
Concentration of Risks (Details) [Line Items]
Concentration risk percentage	43.40%	37.60%	41.80%
Accounts Receivable [Member]
Concentration of Risks (Details) [Line Items]
Concentration risk percentage	43.00%	77.00%
Five Suppliers [Member]
Concentration of Risks (Details) [Line Items]
Concentration risk percentage		75.70%	68.80%